GOLDMAN SACHS TRUST II

Institutional Shares of the

Goldman Sachs Multi-Manager Global Equity Fund

(the “Fund”)

Supplement dated November 5, 2015 to the

Prospectus dated May 20, 2015, as supplemented

Pursuant to action taken by the Board of Trustees of Goldman Sachs Trust II, Principal Global Investors, LLC will now serve as an Underlying Manager of the Goldman Sachs Multi-Manager Global Equity Fund.

Effective immediately, the Fund’s Prospectus is revised as follows:

The following replaces the third sentence under “Goldman Sachs Multi-Manager Global Equity Fund—Summary—Portfolio Management” in the Prospectus:

As of the date of this Prospectus, as supplemented, Causeway Capital Management LLC (“Causeway”), Epoch Investment Partners, Inc. (“Epoch”), Fisher Asset Management, LLC (“Fisher”), GW&K Investment Management, LLC (“GW&K”), Parametric Portfolio Associates LLC (“Parametric”), Principal Global Investors, LLC (“Principal”), Robeco Investment Management, Inc., doing business as Boston Partners (“Boston Partners”), Russell Implementation Services Inc. (“Russell”), Scharf Investments, LLC (“Scharf”), Vulcan Value Partners, LLC (“Vulcan”) and WCM Investment Management (“WCM”) are the Underlying Managers (investment subadvisers) for the Fund.

The following is added below “Parametric Portfolio Associates LLC” under “Service Providers—Investment Subadvisers (Underlying Managers)” in the Prospectus:

Principal Global Investors, LLC

Principal Global Investors, LLC (“Principal”) is an SEC-registered investment adviser, located at 801 Grand Avenue, Des Moines, Iowa 50392. As of September 2015, Principal had approximately $346.2 billion in assets under management. With respect to the Fund, Principal manages an allocation of international small-capitalization equity securities. Principal seeks to consistently capitalize on persistent biases, anomalies and inefficiencies through focused stock selection centered on the early identification of fundamental change and strategic portfolio construction that embraces rewarded risks and minimizes unnecessary systematic biases.

This Supplement should be retained with your Prospectus for future reference.

MMGBLEPMSTK 11-15